Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

7.      INCOME TAXES

The difference between income tax expense attributable to continuing operations and the amount of income tax expense that would result from applying domestic federal statutory rates to pre-tax income (loss) is mainly related to an increase in the valuation allowance. Valuation allowances are established, when necessary, to reduce deferred income tax assets to the amount expected to be realized. Deferred income tax assets are mainly related to net operating loss carryforwards.

Management has chosen to take a 100% valuation allowance against the deferred income tax asset until such time as management believes that its projections of future profits make the realization of the deferred income tax assets more likely than not. Significant judgment is required in the evaluation of deferred income tax benefits and differences in future results from management’s estimates could result in material differences.

As of December 31, 2016, the Company has a net loss carryforward of approximately $21 million that may potentially be used to offset future Federal taxable income. This net loss carryforward will expire through 2036. In the event of statutory ownership changes, the amount of net operating loss carryforward that may be utilized in future years is subject to significant limitations.

The Company has adopted guidance issued by the FASB that clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold of more likely than not and a measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In making this assessment, a company must determine whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position and must assume that the tax position will be examined by taxing authorities. The Company’s policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties totaled $0 for the years ended December 31, 2016 and 2015. The Company files income tax returns with the Internal Revenue Service (“IRS”) and the states of Alabama, Arizona, California, Florida, Georgia, Illinois, Kentucky, Louisiana, Maryland, Missouri, Nevada, New Jersey, New Mexico, Ohio, Oregon, Pennsylvania, Texas, Utah, and Virginia. All of the Company’s tax filings are still subject to examination. The Company’s net operating loss carryforwards are subject to IRS examination until they are fully utilized and such tax years are closed.

We utilize FASB ASC 740-10, “Income Taxes” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.

Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes represents the tax payable for the period and the change during the period in deferred tax assets and liabilities.

The components of the income tax provision for fiscal year 2016 and 2015 were as follows:

	2016	2015
Current
Federal	$0	$0
State	0	0
	0	0
Deferred
Federal	0	0
State	0	0
	0	0

Total	$0	$0

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for fiscal year 2016 and 2015:

	2016	2015
Income tax computed at federal statutory tax rate	-34.0%	-34.0%
Non-deductible expenses	5.7	2.2
Change in Valuation allowance	28.3	31.8
Total	0%	0%

Significant components of the Company’s deferred tax assets and liabilities for income taxes for the fiscal years ended December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets
Provision for credit losses	$412,000	$335,000
Deferred rent		4,000
Intangible assets	391,000	425,000
Net Operating loss carryforwards	7,400,000	5,650,000
Total deferred tax assets	8,203,000	6,414,000
Less: Valuation allowance	(8,203,000)	(6,414,000)
Net deferred tax assets	$0	$0

Income Taxes

7.      INCOME TAXES

The difference between income tax expense attributable to continuing operations and the amount of income tax expense that would result from applying domestic federal statutory rates to pre-tax income (loss) is mainly related to an increase in the valuation allowance. Valuation allowances are established, when necessary, to reduce deferred income tax assets to the amount expected to be realized. Deferred income tax assets are mainly related to net operating loss carryforwards.

Management has chosen to take a 100% valuation allowance against the deferred income tax asset until such time as management believes that its projections of future profits make the realization of the deferred income tax assets more likely than not. Significant judgment is required in the evaluation of deferred income tax benefits and differences in future results from management’s estimates could result in material differences.

As of December 31, 2016, the Company has a net loss carryforward of approximately $21 million that may potentially be used to offset future Federal taxable income. This net loss carryforward will expire through 2036. In the event of statutory ownership changes, the amount of net operating loss carryforward that may be utilized in future years is subject to significant limitations.

The Company has adopted guidance issued by the FASB that clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold of more likely than not and a measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In making this assessment, a company must determine whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position and must assume that the tax position will be examined by taxing authorities. The Company’s policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties totaled $0 for the years ended December 31, 2016 and 2015. The Company files income tax returns with the Internal Revenue Service (“IRS”) and the states of Alabama, Arizona, California, Florida, Georgia, Illinois, Kentucky, Louisiana, Maryland, Missouri, Nevada, New Jersey, New Mexico, Ohio, Oregon, Pennsylvania, Texas, Utah, and Virginia. All of the Company’s tax filings are still subject to examination. The Company’s net operating loss carryforwards are subject to IRS examination until they are fully utilized and such tax years are closed.

We utilize FASB ASC 740-10, “Income Taxes” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.

Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes represents the tax payable for the period and the change during the period in deferred tax assets and liabilities.

The components of the income tax provision for fiscal year 2016 and 2015 were as follows:

	2016	2015
Current
Federal	$0	$0
State	0	0
	0	0
Deferred
Federal	0	0
State	0	0
	0	0

Total	$0	$0

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for fiscal year 2016 and 2015:

	2016	2015
Income tax computed at federal statutory tax rate	-34.0%	-34.0%
Non-deductible expenses	5.7	2.2
Change in Valuation allowance	28.3	31.8
Total	0%	0%

Significant components of the Company’s deferred tax assets and liabilities for income taxes for the fiscal years ended December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets
Provision for credit losses	$412,000	$335,000
Deferred rent		4,000
Intangible assets	391,000	425,000
Net Operating loss carryforwards	7,400,000	5,650,000
Total deferred tax assets	8,203,000	6,414,000
Less: Valuation allowance	(8,203,000)	(6,414,000)
Net deferred tax assets	$0	$0

OneMain Holdings, Inc. [Member]
Income Tax Disclosure [Abstract]
Income Taxes

18. Income Taxes

OMH and all of its eligible domestic U.S. subsidiaries file a consolidated life/non-life federal tax return with the Internal Revenue Service (“IRS”). AHL, an insurance subsidiary of OneMain, is not an eligible company under Internal Revenue Code (“IRC”) Section 1504 and therefore, files separate federal life insurance tax returns. Income taxes from the consolidated federal and state tax returns are allocated to our eligible subsidiaries under a tax sharing agreement with OMH.

The Company’s foreign subsidiaries/branches file tax returns in Canada, Puerto Rico, the U.S. Virgin Islands, and the United Kingdom. The Company recognizes a deferred tax liability for the undistributed earnings of its foreign operations, if any, as we do not consider the amounts to be permanently reinvested. As of December 31, 2016, the Company had no undistributed foreign earnings.

Components of income (loss) before provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Income (loss) before provision for (benefit from) income taxes - U.S. operations	$338	$(238)	$859
Income before provision for income taxes - foreign operations	18	12	2
Total	$356	$(226)	$861

Components of provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Current:
Federal	$185	$68	$257
Foreign	1	1	-
State	24	7	20
Total current	210	76	277

Deferred:
Federal	(81)	(178)	(4)
Foreign	3	-	-
State	(19)	(31)	(1)
Total deferred	(97)	(209)	(5)
Total	$113	$(133)	$272

Expense from foreign income taxes includes foreign subsidiaries/branches that operate in Canada, Puerto Rico, the U.S. Virgin Islands, and the United Kingdom.

Reconciliations of the statutory federal income tax rate to the effective tax rate were as follows:

Years Ended December 31,	2016	2015	2014

Statutory federal income tax rate	35.00%	35.00%	35.00%

Non-controlling interests	(2.77)	19.77	(5.12)
State income taxes, net of federal	1.05	7.06	1.41
Tax impact of United Kingdom subsidiary liquidation	(0.60)	-	-
Excess tax benefit on share-based compensation	(0.49)	-	-
Nontaxable investment income	(0.26)	0.20	(0.11)
Nondeductible compensation	-	(2.40)	-
Other, net	(0.16)	(0.61)	0.46
Effective income tax rate	31.77%	59.02%	31.64%

The effective tax rate for 2016, 2015, and 2014 differed from the federal statutory rate primarily due to the effects of the non-controlling interest in the previously owned SpringCastle Portfolio and state income taxes. The effective tax rate is based on income (loss) before taxes, which includes income (loss) attributable to non-controlling interests. The income (loss) attributable to the non-controlling interest is not included in the taxable income in OMH, resulting in variances from the federal statutory rate of (2.77)%, 19.77% and (5.12)% in 2016, 2015, and 2014, respectively.

The difference in the impact on the effective tax rate due to non-controlling interest in 2016 as compared to 2015 is due to the fact that the net income attributable to non-controlling interest was a smaller percentage of the total income (loss) in 2016 compared to 2015. The difference in the impact on the effective tax rate due to non-controlling interest in 2015 as compared to 2014 is due to the fact that the net income attributable to non-controlling interest was a greater percentage of the total income (loss) before taxes in 2015 as compared to 2014.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits (all of which would affect the effective tax rate if recognized) is as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Balance at beginning of year	$15	$4	$2
Increases in tax positions for current years	2	10	-
Lapse in statute of limitations	(1)	-	(1)
Increases in tax positions for prior years	-	4	3
Decreases in tax positions for prior years	-	(2)	-
Settlements with tax authorities	-	(1)	-
Balance at end of year	$16	$15	$4

Our gross unrecognized tax benefits include interest and penalties. We recognize interest and penalties related to gross unrecognized tax benefits in income tax expense. The amount of any change in the balance of uncertain tax liabilities over the next twelve months is not expected to be material to our consolidated financial statements.

We are currently under examination of our U.S. federal tax return for the years 2011 to 2013 by the IRS. Management believes it has adequately provided for taxes for such year. No specific examination issue or adjustment has been identified to date. We are not currently under examination by any state taxing authority.

Components of deferred tax assets and liabilities were as follows:

(dollars in millions)
December 31,	2016	2015

Deferred tax assets:
Allowance for loan losses	$246	$223
State taxes, net of federal	56	41
Mark-to-market	51	-
Pension/employee benefits	29	37
Acquisition costs	9	10
Legal and warranty reserve	6	6
Federal and foreign net operating losses and tax attributes	4	16
Other intangibles	1	-
Capital loss carryforward	-	27
Deferred insurance commissions	-	12
Joint venture	-	7
Payment protection insurance liability	-	2
Other	5	25
Total	407	406

Deferred tax liabilities:
Debt fair value adjustment	90	121
Impact of tax accounting method change	38	76
Goodwill	37	5
Discount - debt exchange	16	20
Deferred loan fees	12	4
Fixed assets	6	2
Insurance reserves	2	11
Deferred insurance commissions	1	-
Mark-to-market	-	22
Other intangibles	-	12
Total	202	273

Net deferred tax assets before valuation allowance	205	133
Valuation allowance	(29)	(38)
Net deferred tax assets	$176	$95

The gross deferred tax liabilities are expected to reverse in time, and projected taxable income is expected to be sufficient to create positive taxable income, which will allow for the realization of all of our gross federal deferred tax assets and a portion of the state deferred tax assets.

During 2016, we liquidated our United Kingdom operations. As such, there are no net operating loss carryforwards (and no offsetting valuation allowances) related to our United Kingdom operations at December 31, 2016.

We had no remaining federal capital loss carryforwards at December 31, 2016, as compared to $78 million at December 31, 2015. During 2016, we utilized the federal capital loss to offset the capital gain generated through the tax accounting method change and the SpringCastle Interests Sale.

At December 31, 2016, we had state net operating loss carryforwards of $791 million, compared to $556 million at December 31, 2015. The state net operating loss carryforwards expire between 2018 and 2037. We had a valuation allowance on our gross state deferred tax assets, net of deferred federal tax benefit of $26 million and $22 million at December 31, 2016 and 2015, respectively. The total valuation allowance was established based on management’s determination that the deferred tax assets are more likely than not to not be realized.

Income Taxes

18. Income Taxes

OMH and all of its eligible domestic U.S. subsidiaries file a consolidated life/non-life federal tax return with the Internal Revenue Service (“IRS”). AHL, an insurance subsidiary of OneMain, is not an eligible company under Internal Revenue Code (“IRC”) Section 1504 and therefore, files separate federal life insurance tax returns. Income taxes from the consolidated federal and state tax returns are allocated to our eligible subsidiaries under a tax sharing agreement with OMH.

The Company’s foreign subsidiaries/branches file tax returns in Canada, Puerto Rico, the U.S. Virgin Islands, and the United Kingdom. The Company recognizes a deferred tax liability for the undistributed earnings of its foreign operations, if any, as we do not consider the amounts to be permanently reinvested. As of December 31, 2016, the Company had no undistributed foreign earnings.

Components of income (loss) before provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Income (loss) before provision for (benefit from) income taxes - U.S. operations	$338	$(238)	$859
Income before provision for income taxes - foreign operations	18	12	2
Total	$356	$(226)	$861

Components of provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Current:
Federal	$185	$68	$257
Foreign	1	1	-
State	24	7	20
Total current	210	76	277

Deferred:
Federal	(81)	(178)	(4)
Foreign	3	-	-
State	(19)	(31)	(1)
Total deferred	(97)	(209)	(5)
Total	$113	$(133)	$272

Expense from foreign income taxes includes foreign subsidiaries/branches that operate in Canada, Puerto Rico, the U.S. Virgin Islands, and the United Kingdom.

Reconciliations of the statutory federal income tax rate to the effective tax rate were as follows:

Years Ended December 31,	2016	2015	2014

Statutory federal income tax rate	35.00%	35.00%	35.00%

Non-controlling interests	(2.77)	19.77	(5.12)
State income taxes, net of federal	1.05	7.06	1.41
Tax impact of United Kingdom subsidiary liquidation	(0.60)	-	-
Excess tax benefit on share-based compensation	(0.49)	-	-
Nontaxable investment income	(0.26)	0.20	(0.11)
Nondeductible compensation	-	(2.40)	-
Other, net	(0.16)	(0.61)	0.46
Effective income tax rate	31.77%	59.02%	31.64%

The effective tax rate for 2016, 2015, and 2014 differed from the federal statutory rate primarily due to the effects of the non-controlling interest in the previously owned SpringCastle Portfolio and state income taxes. The effective tax rate is based on income (loss) before taxes, which includes income (loss) attributable to non-controlling interests. The income (loss) attributable to the non-controlling interest is not included in the taxable income in OMH, resulting in variances from the federal statutory rate of (2.77)%, 19.77% and (5.12)% in 2016, 2015, and 2014, respectively.

The difference in the impact on the effective tax rate due to non-controlling interest in 2016 as compared to 2015 is due to the fact that the net income attributable to non-controlling interest was a smaller percentage of the total income (loss) in 2016 compared to 2015. The difference in the impact on the effective tax rate due to non-controlling interest in 2015 as compared to 2014 is due to the fact that the net income attributable to non-controlling interest was a greater percentage of the total income (loss) before taxes in 2015 as compared to 2014.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits (all of which would affect the effective tax rate if recognized) is as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Balance at beginning of year	$15	$4	$2
Increases in tax positions for current years	2	10	-
Lapse in statute of limitations	(1)	-	(1)
Increases in tax positions for prior years	-	4	3
Decreases in tax positions for prior years	-	(2)	-
Settlements with tax authorities	-	(1)	-
Balance at end of year	$16	$15	$4

Our gross unrecognized tax benefits include interest and penalties. We recognize interest and penalties related to gross unrecognized tax benefits in income tax expense. The amount of any change in the balance of uncertain tax liabilities over the next twelve months is not expected to be material to our consolidated financial statements.

We are currently under examination of our U.S. federal tax return for the years 2011 to 2013 by the IRS. Management believes it has adequately provided for taxes for such year. No specific examination issue or adjustment has been identified to date. We are not currently under examination by any state taxing authority.

Components of deferred tax assets and liabilities were as follows:

(dollars in millions)
December 31,	2016	2015

Deferred tax assets:
Allowance for loan losses	$246	$223
State taxes, net of federal	56	41
Mark-to-market	51	-
Pension/employee benefits	29	37
Acquisition costs	9	10
Legal and warranty reserve	6	6
Federal and foreign net operating losses and tax attributes	4	16
Other intangibles	1	-
Capital loss carryforward	-	27
Deferred insurance commissions	-	12
Joint venture	-	7
Payment protection insurance liability	-	2
Other	5	25
Total	407	406

Deferred tax liabilities:
Debt fair value adjustment	90	121
Impact of tax accounting method change	38	76
Goodwill	37	5
Discount - debt exchange	16	20
Deferred loan fees	12	4
Fixed assets	6	2
Insurance reserves	2	11
Deferred insurance commissions	1	-
Mark-to-market	-	22
Other intangibles	-	12
Total	202	273

Net deferred tax assets before valuation allowance	205	133
Valuation allowance	(29)	(38)
Net deferred tax assets	$176	$95

The gross deferred tax liabilities are expected to reverse in time, and projected taxable income is expected to be sufficient to create positive taxable income, which will allow for the realization of all of our gross federal deferred tax assets and a portion of the state deferred tax assets.

During 2016, we liquidated our United Kingdom operations. As such, there are no net operating loss carryforwards (and no offsetting valuation allowances) related to our United Kingdom operations at December 31, 2016.

We had no remaining federal capital loss carryforwards at December 31, 2016, as compared to $78 million at December 31, 2015. During 2016, we utilized the federal capital loss to offset the capital gain generated through the tax accounting method change and the SpringCastle Interests Sale.

At December 31, 2016, we had state net operating loss carryforwards of $791 million, compared to $556 million at December 31, 2015. The state net operating loss carryforwards expire between 2018 and 2037. We had a valuation allowance on our gross state deferred tax assets, net of deferred federal tax benefit of $26 million and $22 million at December 31, 2016 and 2015, respectively. The total valuation allowance was established based on management’s determination that the deferred tax assets are more likely than not to not be realized.